Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flow	€ 444,844,000	€ 202,687,000
Acquisitions	3,046,000	(5,091,000)
Foreign currency translation	(2,860,000)	(9,298,000)
Amortization of debt issuance costs	0	0
New leases	0	0
Other	(15,000)	(29,000)
Short-term debt from related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flow	179,900,000	6,000,000
Acquisitions	0	0
Foreign currency translation	0	0
Amortization of debt issuance costs	0	0
New leases	0	0
Other	0	0
Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flow	(453,717,000)	(491,428,000)
Acquisitions	8,652,000	108,535,000
Foreign currency translation	188,165,000	(656,556,000)
Amortization of debt issuance costs	15,975,000	20,109,000
New leases	6,517,000	8,801,000
Other	1,708,000	3,206,000
Accounts Receivable Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flow	(298,912,000)	157,564,000
Acquisitions	0	0
Foreign currency translation	4,883,000	(29,138,000)
Amortization of debt issuance costs	356,000	210,000
New leases	0	0
Other	€ 0	€ 0